Performance Management	Apr. 29, 2026
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	9.04%
Lowest Quarter	1st Quarter 2020	-9.64%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	9.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(9.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	10.78%	5.39%	6.78%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. In addition, the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock, effective May 1, 2021. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	7.88%
Lowest Quarter	2nd Quarter 2022	-7.30%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	7.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	8.46%	3.83%	5.07%
S&P Global Managed Risk LargeMidCap Index – Conservative (reflects no deduction for fees, expenses or taxes)	10.52%	4.87%	5.95%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI All Country World Index ("MSCI ACWI Index") (Net Total Return, USD) serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	8.10%
Lowest Quarter	1st Quarter 2020	-8.01%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(8.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	9.13%	4.58%	5.19%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P 500 Managed Risk Index – Moderate serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The S&P 500® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Prior to July 5, 2017, the fixed-income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. The sub-adviser to the equity sleeve of the Capital Appreciation and Income Component of the Portfolio changed effective March 1, 2018 due to an organizational restructuring whereby all of the investment personnel responsible for the management of the equity sleeve transitioned from Franklin Advisory Services, LLC to Franklin Advisers.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	1st Quarter 2019	9.37%
Lowest Quarter	1st Quarter 2020	-11.38%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	9.37%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(11.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	5.63%	4.50%	6.72%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for fees, expenses or taxes)	7.47%	8.36%	8.78%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. In addition, the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock, effective May 1, 2021. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	8.63%
Lowest Quarter	4th Quarter 2018	-8.73%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(8.73%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	9.24%	5.22%	6.05%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The S&P 500® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. In addition, the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock, effective May 1, 2021. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	9.00%
Lowest Quarter	4th Quarter 2018	-10.11%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	9.00%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(10.11%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	10.20%	6.71%	6.81%
S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive (reflects no deduction for fees, expenses or taxes)	12.57%	7.87%	8.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	8.84%
Lowest Quarter	1st Quarter 2020	-11.41%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.84%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(11.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	8.75%	5.56%	6.65%
S&P Global Managed Risk LargeMidCap Index – Moderate (reflects no deduction for fees, expenses or taxes)	11.89%	6.92%	7.42%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P 500 Managed Risk Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	9.31%
Lowest Quarter	4th Quarter 2018	-9.20%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	9.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(9.20%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance [Table]
	One Year	Five Years	Ten Years
Class II shares return before taxes	8.38%	5.32%	6.89%
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	7.41%	7.19%	7.94%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)